Parent Company Statements (Tables)	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Balance Sheets

Balance Sheets
December 31, 2014 and 2013
(In thousands)	2014	2013
Assets:
Cash	$98,671	$106,942
Investment in subsidiaries	601,912	582,992
Debentures receivable from PNB	25,000	25,000
Other investments	2,344	2,297
Other assets	23,260	21,984
Total assets	$751,187	$739,215
Liabilities:
Subordinated notes	45,000	80,250
Other liabilities	7,589	7,218
Total liabilities	52,589	87,468
Total shareholders’ equity	698,598	651,747
Total liabilities and shareholders’ equity	$751,187	$739,215

Statements of Income

Statements of Income
for the years ended December 31, 2014, 2013 and 2012
(In thousands)	2014	2013	2012
Income:
Dividends from subsidiaries	$60,000	$15,000	$197,000
Interest and dividends	3,708	8,659	10,027
Other	262	531	232
Total income	63,970	24,190	207,259
Expense:
Other, net	13,807	13,413	11,869
Total expense	13,807	13,413	11,869
Income before federal taxes and equity in undistributed income (losses) of subsidiaries	50,163	10,777	195,390
Federal income tax benefit	4,787	2,826	1,806
Income before equity in undistributed income (losses) of subsidiaries	54,950	13,603	197,196
Equity in undistributed income (losses) of subsidiaries	29,140	63,624	(118,566)
Net income	$84,090	$77,227	$78,630
Other comprehensive income (loss) (1)	21,811	(17,901)	(8,687)
Comprehensive income	105,901	59,326	69,943

Statements of Cash Flows

Statements of Cash Flows
for the years ended December 31, 2014, 2013 and 2012
(In thousands)	2014	2013	2012
Operating activities:
Net income	$84,090	$77,227	$78,630
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed (income) losses of subsidiaries	(29,140)	(63,624)	118,566
Compensation expense for issuance of treasury stock to directors	801	850	407
Share-based compensation expense	458	—	—
(Decrease) increase in other assets	(1,292)	(2,215)	5,748
Increase (decrease) in other liabilities	298	(2,187)	1,724
Net cash provided by operating activities	55,215	10,051	205,075
Investing activities:
Capital contribution in subsidiary	—	(45,000)	(45,000)
Purchase of debentures receivable from subsidiaries	—	—	(115,000)
Repayment of investments in and advances to subsidiaries	32,000	101,960	52,000
Net cash provided by (used in) investing activities	32,000	56,960	(108,000)
Financing activities:
Cash dividends paid	(57,876)	(57,949)	(60,154)
Payment to repurchase warrants	—	—	(2,843)
Payment to repurchase preferred shares	—	—	(100,000)
Repayment of subordinated notes	(35,250)	—	—
Repurchase of treasury shares	(2,355)	(843)	—
Proceeds from issuance of subordinated notes	—	—	30,000
Cash payment for fractional shares	(5)	(3)	(2)
Net cash used in financing activities	(95,486)	(58,795)	(132,999)
(Decrease) increase in cash	(8,271)	8,216	(35,924)
Cash at beginning of year	106,942	98,726	134,650
Cash at end of year	$98,671	$106,942	$98,726